PROPERTY AND EQUIPMENT (Details) (USD $)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 65,030	$ 65,030	$ 59,195
Accumulated Depreciation	24,667	19,252	2,838
Net Carrying Value	40,363	45,778	56,357
Computer Equipment Office [Member]
Property, Plant and Equipment [Line Items]
Remaining Useful Life	1 year 6 months	1 year 8 months 12 days	2 years 6 months
Cost	22,881	22,881	17,046
Accumulated Depreciation	11,797	9,892	2,838
Net Carrying Value	11,084	12,989	14,208
Computer Equipment Nestbuilder Website [Member]
Property, Plant and Equipment [Line Items]
Remaining Useful Life	2 years 1 month 6 days	2 years 3 months 18 days	3 years
Cost	42,149	42,149	42,149
Accumulated Depreciation	12,870	9,360	0
Net Carrying Value	$ 29,279	$ 32,789	$ 42,149